Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information
Net revenues	SFr 9,329	SFr 13,345
Net revenues of non-consolidated affiliate entities	298	325
Income/(loss) from continuing operations before taxes	(703)	2,929
Income from continuing operatings before taxes of non-consolidated affiliate entities	122	147
Adjustments
Segment Reporting Information
Net revenues	(402)	300
Income/(loss) from continuing operations before taxes	(620)	(26)
Swiss Universal Bank
Segment Reporting Information
Net revenues	2,693	2,862
Income/(loss) from continuing operations before taxes	885	911
International Wealth Management
Segment Reporting Information
Net revenues	2,318	2,286
Income/(loss) from continuing operations before taxes	545	550
Asia Pacific
Segment Reporting Information
Net revenues	1,818	2,128
Income/(loss) from continuing operations before taxes	470	832
Global Markets
Segment Reporting Information
Net revenues	2,875	4,077
Income/(loss) from continuing operations before taxes	(44)	1,118
Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	931	967
Income/(loss) from continuing operations before taxes	73	98
Strategic Resolution Unit
Segment Reporting Information
Net revenues	(904)	725
Income/(loss) from continuing operations before taxes	SFr (2,012)	SFr (554)